Consolidated Statements of (Loss) Earnings and Comprehensive (Loss) Income $ in Thousands		12 Months Ended
		Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Statement Line Items [Line Items]
Revenue		$ 900,141	$ 721,262
Production costs		487,676	409,967
Depreciation, depletion and amortization		120,505	95,810
Earnings from mine operations		291,960	215,485
Exploration and development costs		26,082	31,537
Corporate administration		27,134	45,674
Care and maintenance expense		28,723	29,117
Impairment reversal		(160,000)	0
Reclamation expense		23,347	53,381
Other operating expenses		12,759	11,862
Earnings from operations		333,915	43,914
Other non-operating expenses		23,493	6,247
Finance costs		4,762	13,818
Earnings before income tax		402,934	23,849
Income tax (recovery) expense		(44,015)	7,709
Net earnings from continuing operations		446,949	16,140
Net (loss) earnings from discontinued operations		(828,717)	392,398
Net (loss) earnings		(381,768)	408,538
Other Comprehensive (Loss) Income
Net gain on translation of foreign operation		31	839
Net (loss) gain on derivative instruments	[1]	(4,802)	11,513
Other comprehensive (loss) income		(4,771)	12,352
Total comprehensive (loss) income		$ (386,539)	$ 420,890
Earnings per share - continuing operations:
Basic (in dollars per share) | $ / shares		$ 1.51	$ 0.05
Diluted (in dollars per share) | $ / shares		1.48	0.05
(Loss) earnings per share:
(Loss) earnings per share: Basic (in dollars per share) | $ / shares		(1.29)	1.39
Diluted (in dollars per share) | $ / shares		$ (1.29)	$ 1.37
Greenstone Partnership [member]
Statement Line Items [Line Items]
Gain on sale of Greenstone Partnership		$ 97,274	$ (0)

[1]	Includes tax recovery of $1.8 million (December 31, 2020 - expense of $4.3 million).